EMPLOYEE BENEFIT PLANS - Pension Plan (Q3) (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
EMPLOYEE BENEFIT PLANS [Abstract]
Service cost	$ 7	$ 7	$ 22	$ 23
Interest cost	13	17	39	50
Expected return on plan assets	(35)	(37)	(104)	(115)
Amortization of prior service credit	1	0	2	1
Recognized actuarial net loss	5	2	15	7
Net settlement, curtailment and special termination benefit loss	0	0	1	1
Net periodic pension benefit - employer	$ (9)	$ (11)	$ (25)	$ (33)